SUBSEQUENT EVENTS - Compulsory Loan (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Feb. 28, 2019 Vote judge
SUBSEQUENT EVENTS
Interest rate on compulsory loan	6.00%
Provision for compulsory loan	R$ 17,941,912
Principal of the provision for compulsory loan	6,372,806
Compensatory interest	1,741,409
Default interest	R$ 9,827,697
Special Appeal number 790288/PR
SUBSEQUENT EVENTS
Ministers who voted | judge		6
Number of ministers | judge		10
Number of votes against Eletrobras position | Vote		4
Number of votes for Eletrobras position | Vote		2